INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT INVENTORIES
As of December 31,
	2023	2022
	RMB’000	RMB’000
Raw materials	-	-
Work in progress	-	-
Finished goods	-	-
	-	-

SCHEDULE OF ANALYSIS OF THE AMOUNT OF INVENTORIES RECOGNIZED AS AN EXPENSE AND INCLUDED IN PROFIT OR LOSS

The analysis of the amount of inventories recognized from discontinued operations as an expense and included in profit or loss is as follows:

	For the years ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Discontinued operations
Carrying amount of inventories sold	-	45,290	248,166
Write down (reversal) of inventories (included in cost of sales)	-	(4,045)	(99,237)
	-	41,245	148,929